Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses		$ 105,115		$ 6,641
Impairment of long-lived assets
Interest rate		8.00%
Employees salary income rate		5.00%	5.00%
Relevant income		$ 3,849	$ 30,000
Costs incurred		35,014		26,951	31,548
Share based compensation expenses		1,684,642		1,871,499
Specified quantitative threshold percentage	5.00%
Percentage of income taxes paid	5.00%
Receivables from Broker-Dealers and Clearing Organizations [Member]
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses
Receivables from Customers [Member]
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses		$ 105,115		$ 6,641
Deferred Income Tax Charge [Member]
Summary of Significant Accounting Policies [Line items]
Tax benefit		50.00%	50.00%